CONSOLIDATED STATEMENTS OF CASH FLOW - BRL (R$) R$ in Thousands	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
OPERATING ACTIVITIES
Net income for the period	R$ 10,320,416	R$ 10,487,899
Adjustment to
Depreciation, depletion and amortization	3,451,862	3,505,869
Depreciation of right of use	141,654	109,860
Sublease of ships		(11,314)
Interest expense on lease liabilities	223,237	210,597
Result from sale and disposal of property, plant and equipment and biological assets, net	111,195	(8,041)
Income (expense) from associates and joint ventures	(419)	(9,307)
Exchange rate and monetary variations, net	(3,624,935)	(3,170,689)
Interest expenses on financing, loans and debentures, net	2,309,587	1,851,948
Capitalized loan costs	(511,650)	(108,972)
Accrual of interest on marketable securities	(529,887)	(279,092)
Amortization of transaction costs	32,421	36,838
Derivative gains, net	(4,899,019)	(4,620,886)
Fair value adjustment of biological assets	(1,256,315)	(171,618)
Deferred income tax and social contribution	3,849,332	3,326,601
Interest on actuarial liabilities	34,615	29,616
Provision for judicial liabilities, net	62,154	63,001
Tax litigation reduction program	14,031
Provision for doubtful accounts, net	10,287	2,088
Provision for inventory losses, net	(854)	(9,519)
Provision for loss of ICMS credits, net	202,961	34,676
Other	10,494	7,501
Decrease (increase) in assets
Trade accounts receivables	2,573,633	464,246
Inventories	(372,295)	(744,261)
Recoverable taxes	(335,807)	(168,111)
Other assets	235,459	69,152
Increase (decrease) in liabilities
Trade accounts payables	(105,036)	997,290
Taxes payable	82,064	90,938
Payroll and charges	(63,898)	(67,050)
Other liabilities	(158,527)	(180,291)
Cash generated from operations	11,806,760	11,738,969
Payment of interest on financing, loans and debentures	(2,352,484)	(1,919,402)
Capitalized loan costs paid	511,650	108,972
Interest received from marketable securities	391,601	229,925
Payment of income taxes	(89,482)	(94,393)
Cash provided by operating activities	10,268,045	10,064,071
INVESTING ACTIVITIES
Additions to property, plant and equipment	(5,759,447)	(3,397,882)
Additions to intangible	(197)	(69,100)
Additions to biological assets	(2,899,032)	(2,135,997)
Proceeds from sale of property, plant and equipment	97,412	98,328
Capital increase in subsidiaries and affiliates	(35,075)	(26,863)
Marketable securities, net	(683,505)	(4,691,843)
Advances for acquisition (receipt) of wood from operations with development and partnerships	(410,024)	(174,490)
Dividends received	4,869	6,604
Asset acquisition	(1,615,140)	(1,699,869)
Acquisition of subsidiaries	(1,072,657)
Net cash from acquisition of subsidiaries	5,002
Cash used in investing activities	(12,367,794)	(12,091,112)
FINANCING ACTIVITIES
Proceeds from loans, financing and debentures	5,276,816	265,090
Receipt of derivative transactions	1,664,900	186,312
Payment of loans, financing and debentures	(765,533)	(853,625)
Payment of leases	(577,132)	(499,372)
Payment of dividends	(2,415)	(1,801,562)
Liabilities for assets acquisitions and associates	(16,929)	(109)
Shares repurchased	(721,052)	(502,065)
Cash provided (used) by financing activities	4,858,655	(3,205,331)
EXCHANGE VARIATION ON CASH AND CASH EQUIVALENTS	(404,442)	(646,323)
Increase (decrease) in cash and cash equivalents, net	2,354,464	(5,878,695)
At the beginning of the period	9,505,951	13,590,776
At the end of the period	R$ 11,860,415	R$ 7,712,081